Debt Securities in Issue	12 Months Ended
Mar. 31, 2018
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Debt Securities in Issue
19	DEBT SECURITIES IN ISSUE

Debt securities in issue at March 31, 2018 and 2017 consisted of the following:

		At March 31,
	Interest rate	2018	2017
		(In millions)
SMFG:
Bonds:
Bonds, payable in United States dollars, due 2021-2048	1.99%-4.30%	¥2,583,513	¥1,639,109
Bonds, payable in euros, due 2022-2033	0.12%-1.72%	509,987	239,081
Bonds, payable in Australian dollars, due 2022-2028	3.07%-4.13%	179,367	93,691
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2030	0.30%-1.33%	757,999	653,778
Subordinated bonds, payable in United States dollars, due 2024	4.44%	185,426	195,697

Total SMFG		4,216,292	2,821,356

SMBC:
Commercial paper	(0.50%)-2.26%	1,521,437	1,389,908
Bonds:
Bonds, payable in Japanese yen, due 2017-2019	0.25%-0.33%	99,000	156,182
Bonds, payable in United States dollars, due 2017-2045	1.21%-4.30%	2,072,295	2,404,015
Bonds, payable in euros, due 2017-2023	0.00%-2.75%	260,236	417,767
Bonds, payable in Australian dollars, due 2017-2025	2.97%-4.13%	63,572	77,270
Bonds, payable in Hong Kong dollars, due 2020-2025	2.09%-2.92%	32,009	34,136
Bonds, payable in Thai baht, due 2019-2020	2.00%-2.09%	25,575	11,410
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2017-2026	0.87%-2.80%	385,522	565,599
Subordinated bonds, payable in United States dollars, due 2022	4.85%	158,912	167,724
Subordinated bonds, payable in euros, due 2020	4.00%	97,648	89,227

Total SMBC		4,716,206	5,313,238

Other subsidiaries:
Commercial paper	0.00%-2.42%	946,208	2,128,438
Bonds:
Bonds, payable in Japanese yen, due 2017-2048	0.01%-21.00%	616,267	788,633
Bonds, payable in United States dollars, due 2017-2037	0.01%-8.00%	24,599	68,616
Bonds, payable in Indonesian rupiah, due 2018	9.85%	19,081	8,688
Bonds, payable in Australian dollars, due 2019-2031	0.01%-3.00%	1,896	1,654
Bonds, payable in Turkish lira, due 2019-2023	0.01%-9.00%	3,568	—
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2019-2028	2.31%-4.15%	25,000	35,000

Total other subsidiaries		1,636,619	3,031,029

Total debt securities in issue		¥10,569,117	¥11,165,623

Interest rates represent the contractual interest rates that were applied at March 31, 2018 and 2017, and thus do not represent the actual effective interest rates.

The following table presents the movement in Subordinated bonds for the fiscal year ended March 31, 2018.

Subordinated bonds
(In millions)
Balance at March 31, 2017(1)	¥1,707,025
Cash flows:
Proceeds from issuance of subordinated bonds	104,866
Redemption of subordinated bonds	(180,034)
Non-cash changes:
Foreign exchange translations	(11,138)
Others(2)	(10,212)

Balance at March 31, 2018(1)	¥1,610,507

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.
(2)	Others mainly include changes arising from losing control of SMFG’s subsidiaries for the fiscal year ended March 31, 2018.